TREASURY STOCK	12 Months Ended
Dec. 31, 2014
Disclosure Text Block Supplement [Abstract]
TREASURY STOCK	NOTE O - TREASURY STOCK Shares held in treasury totaled 26,494 at December 31, 2014, and 2013.